PGIM Jennison Health Sciences Fund
Schedule of Investments as of August 31, 2024 (unaudited)
Description	Shares	Value
Long-Term Investments 98.3%
Common Stocks
Biotechnology 35.1%
Amgen, Inc.	281,025	$93,814,576
AnaptysBio, Inc.*	109,714	4,179,006
Apellis Pharmaceuticals, Inc.*	1,405,784	54,684,998
Apogee Therapeutics, Inc.*	112,496	5,756,420
Arcutis Biotherapeutics, Inc.*	2,735,010	29,756,909
Argenx SE (Netherlands), ADR*	128,436	66,442,511
Cabaletta Bio, Inc.*	1,378,804	7,762,667
Celldex Therapeutics, Inc.*	362,950	15,000,723
Crinetics Pharmaceuticals, Inc.*	827,891	43,927,896
Dyne Therapeutics, Inc.*	662,251	30,523,149
Ideaya Biosciences, Inc.*	472,844	18,677,338
Insmed, Inc.*	401,806	30,726,105
Krystal Biotech, Inc.*	74,411	14,519,074
Kymera Therapeutics, Inc.*	414,023	20,022,152
Mineralys Therapeutics, Inc.*	360,538	4,474,277
Neurocrine Biosciences, Inc.*	196,105	24,917,101
Newamsterdam Pharma Co. NV (Netherlands)*	489,125	8,031,432
Regeneron Pharmaceuticals, Inc.*	41,187	48,793,827
Savara, Inc.*	3,777,100	16,128,217
Tourmaline Bio, Inc.	347,498	5,855,341
Vaxcyte, Inc.*	243,277	19,647,051
Vera Therapeutics, Inc.*	231,397	8,751,435
Vertex Pharmaceuticals, Inc.*	186,175	92,322,321
Xenon Pharmaceuticals, Inc. (Canada)*	326,932	13,188,437
		677,902,963
Health Care Services 2.2%
Cigna Group (The)	114,765	41,523,125
Health Care Equipment 9.6%
Boston Scientific Corp.*	812,823	66,480,793
Dexcom, Inc.*	384,758	26,679,120
Inari Medical, Inc.*	465,780	20,135,669
Intuitive Surgical, Inc.*	131,457	64,759,662
Tandem Diabetes Care, Inc.*	154,165	6,706,178
		184,761,422

PGIM Jennison Health Sciences Fund
Schedule of Investments as of August 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Supplies 2.5%
Align Technology, Inc.*	39,840	$9,450,845
Cooper Cos., Inc. (The)*	368,662	38,978,633
		48,429,478
Health Care Technology 0.3%
Waystar Holding Corp.*	212,615	5,787,380
Life Sciences Tools & Services 5.0%
Agilent Technologies, Inc.	233,835	33,419,698
Lonza Group AG (Switzerland)	14,803	9,737,454
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	2,429,968	21,991,210
QIAGEN NV*	691,388	31,603,346
		96,751,708
Managed Health Care 8.4%
Humana, Inc.	184,966	65,564,898
UnitedHealth Group, Inc.	162,333	95,808,937
		161,373,835
Pharmaceuticals 35.2%
Alto Neuroscience, Inc.*	271,735	3,480,925
AstraZeneca PLC (United Kingdom), ADR	744,857	65,264,370
Bristol-Myers Squibb Co.	1,857,075	92,760,896
Eli Lilly & Co.	275,727	264,703,435
Longboard Pharmaceuticals, Inc.*	290,166	10,469,189
Marinus Pharmaceuticals, Inc.*	844,039	1,181,655
Merck & Co., Inc.	410,851	48,665,301
Novo Nordisk A/S (Denmark), ADR	544,995	75,841,504
Phathom Pharmaceuticals, Inc.*	1,972,750	32,589,830
Sanofi SA, ADR	1,050,006	59,073,338
Tarsus Pharmaceuticals, Inc.*	248,855	6,746,459
Verona Pharma PLC (United Kingdom), ADR*	699,240	19,215,115
		679,992,017

Total Long-Term Investments (cost $1,136,548,481)		1,896,521,928

PGIM Jennison Health Sciences Fund
Schedule of Investments as of August 31, 2024 (unaudited) (continued)
Description	Shares	Value

Short-Term Investment 1.9%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 5.562%) (cost $36,064,393)(wb)	36,064,393	$36,064,393

TOTAL INVESTMENTS 100.2% (cost $1,172,612,874)		1,932,586,321
Liabilities in excess of other assets (0.2)%		(3,100,239)

Net Assets 100.0%		$1,929,486,082

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
3